Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 23.2%
Banks - 10.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 04/12/2021 (B) (C)	$ 779,000	$ 765,367
Bank of America Corp.
CPI-YoY + 1.10%, 2.46% (A), 11/19/2024, MTN	5,000,000	5,137,500
4.18%, 11/25/2027, MTN	626,000	695,815
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	891,000	1,011,475
Barclays Bank PLC
CPI-YoY + 1.00%, 2.36% (A), 05/22/2023, MTN (D)	2,600,000	2,675,010
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (E)	334,000	343,606
Citigroup, Inc.
1.38* CPI-YoY, 1.93% (A), 03/27/2025, MTN	1,000,000	999,630
4.65%, 07/23/2048	525,000	641,743
Corestates Capital II
3-Month LIBOR + 0.65%, 0.89% (A), 01/15/2027 (E)	244,000	235,710
Credit Agricole SA
2.81%, 01/11/2041 (E)	968,000	873,312
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (E)	751,000	804,636
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	224,000	227,820
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	499,000	476,086
Fixed until 08/15/2021 (B), 8.63% (A)	234,000	239,557
Standard Chartered PLC
Fixed until 07/26/2025 (B), 6.00% (A) (C) (E)	222,000	241,170
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (E)	660,000	699,108
Zions Bancorp NA
3.25%, 10/29/2029	762,000	770,331

		16,837,876

Building Products - 0.2%
Masco Corp.
3.13%, 02/15/2051	325,000	304,194

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (B), 5.00% (A) (C)	759,000	753,687

Chemicals - 0.7%
Dow Chemical Co.
5.25%, 11/15/2041	307,000	383,731

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Huntsman International LLC
4.50%, 05/01/2029	$ 370,000	$ 409,416
LYB International Finance III LLC
3.80%, 10/01/2060	363,000	353,106

		1,146,253

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	420,000	403,515

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.
3.70%, 03/22/2061	935,000	918,946

Equity Real Estate Investment Trusts - 0.3%
VEREIT Operating Partnership, LP
2.85%, 12/15/2032	501,000	484,769

Food Products - 0.5%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (E)	670,000	768,299

Insurance - 0.9%
Athene Holding, Ltd.
3.50%, 01/15/2031	358,000	367,642
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.32% (A), 02/12/2067 (E)	1,051,000	1,008,936

		1,376,578

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,073,000	968,379
3.90%, 06/01/2052	998,000	955,699

		1,924,078

Metals & Mining - 2.1%
Anglo American Capital PLC
2.63%, 09/10/2030 (E)	291,000	285,026
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (C)	384,000	387,971
Newcrest Finance Pty, Ltd.
4.20%, 05/13/2050 (E)	179,000	193,217
5.75%, 11/15/2041 (E)	515,000	656,613
Newmont Corp.
2.25%, 10/01/2030	308,000	299,808
Teck Resources, Ltd.
6.25%, 07/15/2041	1,076,000	1,321,522
Vale Overseas, Ltd.
3.75%, 07/08/2030	139,000	145,658

		3,289,815

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.31% (A), 05/15/2067	242,000	220,834

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (E) (F)	193,000	192,837

Oil, Gas & Consumable Fuels - 4.1%
Apache Corp.
4.25%, 01/15/2030	400,000	389,620
4.88%, 11/15/2027	79,000	80,975

Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
3.00%, 02/24/2050	$ 743,000	$ 675,684
Cenovus Energy, Inc.
4.25%, 04/15/2027 (C)	474,000	512,383
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	130,000	136,929
Diamondback Energy, Inc.
4.40%, 03/24/2051	645,000	657,266
Enable Midstream Partners, LP
4.95%, 05/15/2028	260,000	286,465
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	890,283
Energy Transfer Operating, LP
5.80%, 06/15/2038	318,000	359,940
Fixed until 02/15/2023 (B), 6.25% (A)	755,000	615,476
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (B), 6.00% (A)	142,000	88,040
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	429,871
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	277,094
Kinder Morgan, Inc.
5.05%, 02/15/2046	244,000	274,439
MPLX, LP
2.65%, 08/15/2030	304,000	297,688
Fixed until 02/15/2023 (B), 6.88% (A) (C)	381,000	381,000
Valero Energy Corp.
2.15%, 09/15/2027	276,000	270,277

		6,623,430

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc.
2.60%, 02/15/2033 (E)	2,010,000	1,869,294

Total Corporate Debt Securities (Cost $36,801,223)		37,114,405

FOREIGN GOVERNMENT OBLIGATIONS - 22.6%
Australia - 3.3%
Australia Government Bond
0.75%, 11/21/2027 (G)	AUD 6,000,000	5,282,594

Canada - 3.5%
Canada Government Real Return Bond
4.25%, 12/01/2026	CAD 5,475,014	5,670,324

Mexico - 0.7%
Mexico Udibonos
Series S,
4.50%, 12/04/2025	MXN 21,516,400	1,163,788

New Zealand - 6.2%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (G)	NZD 11,200,000	9,847,218

Spain - 5.6%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (G)	EUR 2,569,800	3,660,324
1.00%, 11/30/2030 (G)	3,658,410	5,220,954

		8,881,278

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 3.3%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (G)	GBP 2,339,550	$ 4,398,420
1.25%, 11/22/2032 (G)	447,777	938,236

		5,336,656

Total Foreign Government Obligations (Cost $33,064,362)		36,181,858

MORTGAGE-BACKED SECURITY - 0.2%
Benchmark Mortgage Trust
Series 2018-B1, Class A2,
3.57%, 01/15/2051	$ 230,000	238,683

Total Mortgage-Backed Security (Cost $240,781)		238,683

U.S. GOVERNMENT OBLIGATIONS - 52.3%
U.S. Treasury Inflation-Protected Securities - 52.3%
U.S. Treasury Inflation-Indexed Bond
0.13%, 02/15/2051	351,656	351,710
0.63%, 02/15/2043	1,706,400	1,919,100
0.75%, 02/15/2042 - 02/15/2045	4,595,841	5,288,761
1.00%, 02/15/2046 (C)	1,545,362	1,881,840
1.38%, 02/15/2044	2,020,014	2,625,584
2.00%, 01/15/2026	2,635,520	3,113,465
2.38%, 01/15/2025 - 01/15/2027	7,371,833	8,776,593
2.50%, 01/15/2029	609,100	778,542
3.63%, 04/15/2028	970,248	1,305,666
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022 - 01/15/2030	16,710,188	17,730,661
0.13%, 04/15/2022 (C)	5,807,484	5,973,315
0.25%, 01/15/2025 - 07/15/2029	4,502,995	4,929,987
0.38%, 07/15/2025	4,422,629	4,870,334
0.38%, 01/15/2027 (C)	3,735,453	4,118,045
0.50%, 01/15/2028	4,474,593	4,979,033
0.63%, 07/15/2021 (C)	2,320,900	2,358,569
0.63%, 01/15/2024 - 01/15/2026	7,452,936	8,221,807
0.75%, 07/15/2028	3,959,410	4,510,789

Total U.S. Government Obligations (Cost $75,840,125)		83,733,801

	Shares	Value

PREFERRED STOCK - 0.3%
Banks - 0.3%
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (A) (C) (H)	500	465,000

Total Preferred Stock (Cost $416,875)		465,000

SHORT-TERM INVESTMENT COMPANY - 0.5%
Money Market Fund - 0.5%
State Street Institutional U.S. Government Money Market Fund,
0.04% (I)	873,119	873,119

Total Short-Term Investment Company (Cost $873,119)		873,119

Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (I)	4,648,961	$ 4,648,961

Total Other Investment Company (Cost $4,648,961)		4,648,961

Total Investments (Cost $151,885,446)		163,255,827
Net Other Assets (Liabilities) - (2.0)%		(3,219,276)

Net Assets - 100.0%		$ 160,036,551

Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/15/2021	USD	4,444,990	AUD	5,750,000	$77,167	$—
JPMS	04/15/2021	USD	4,778,903	CAD	6,094,225	—	(70,692)
JPMS	04/15/2021	USD	12,657,376	EUR	10,391,000	468,060	—
JPMS	04/15/2021	USD	5,411,028	GBP	3,970,000	—	(62,282)
JPMS	04/15/2021	USD	1,142,514	MXN	23,023,758	17,925	—
JPMS	04/15/2021	USD	9,052,464	NZD	12,606,629	248,127	—
JPMS	04/15/2021	EUR	2,816,000	USD	3,360,868	—	(57,517)

Total						$811,279	$(190,491)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$37,114,405	$—	$37,114,405
Foreign Government Obligations	—	36,181,858	—	36,181,858
Mortgage-Backed Security	—	238,683	—	238,683
U.S. Government Obligations	—	83,733,801	—	83,733,801
Preferred Stock	—	465,000	—	465,000
Short-Term Investment Company	873,119	—	—	873,119
Other Investment Company	4,648,961	—	—	4,648,961

Total Investments	$5,522,080	$157,733,747	$—	$163,255,827

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$811,279	$—	$811,279

Total Other Financial Instruments	$—	$811,279	$—	$811,279

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(190,491)	$—	$(190,491)

Total Other Financial Instruments	$—	$(190,491)	$—	$(190,491)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,675,010

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,238,255, collateralized by cash collateral of $4,648,961 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,716,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.

Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $8,171,764, representing 5.1% of the Portfolio’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $29,347,746, representing 18.3% of the Portfolio’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the value of the security is $465,000, representing 0.3% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at March 31, 2021.
(J)	The Portfolio recognizes transfers in and out of Level 3 as of March 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Series Trust	Page 5

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7